RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Loan Transactions with Related Parties

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Name of Related Party	Relationship to the Company
Shanghai Tuwen Office Equipment Co., Ltd.	An entity partially owned by the non-controlling shareholder who own 45% of Changyun
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)	An entity owned by the Company’s chairman and CEO
Qingdao Lixing Technology Co., Ltd.	An entity partially owned by the Supervisor of Qingdao
Kunming Jinbi Office Equipment Co., Ltd.	The general manager of this entity is the Supervisor of Kunming
Qinghai Jiayuan Mingyue Trade Co., Ltd.	An entity partially owned by the non-controlling shareholder who owns 45% of Qinghai
Anhui New Yalian Office Equipment Co., Ltd.	An entity partially owned by the Company’s minority shareholder
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	An entity partially owned by the Company’s minority shareholder
Ningbo Lihong Information System Engineering Co., Ltd.	An entity partially owned by the Company’s minority shareholder
Yue Yan (Shanghai) Digital Technology Co., Ltd.	An entity owned by the officer of the Company
Qinghai Chengchuang ideal Trading Co. Ltd.	An entity partially owned by the director of Qinghai
Hangzhou Shilian Office Equipment Co., Ltd	An entity partially owned by the non-controlling shareholder who own 45% of Hangzhou
Hebei Leading Future Technology Co., Ltd.	The Supervisor of this entity is the non-controlling shareholders who own 45% of Shijiazhuang
Hongkong Eshallgo Holding Group Co., Limited	An entity owned by the Company’s CEO and Director
Eshallgo Electrical Equipment (Shanghai) Co., Ltd.	Shareholder of the Company
Zhidan Mao	Chairman
Qiwei Miao	Chief Executive Officer and Director
Chun Lyu	Chief Financial Officer
Yun Li	The non-controlling shareholders who own 45% of Qinghai
Peidong Xia	The non-controlling shareholders who own 45% of Changyun
Zhongyang Pan	Family me member of the non-controlling shareholders who own 45% of Suzhou
Jialiang Wang	The non-controlling shareholders who own 45% of Zibo

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Name of Related Party	Relationship to the Company
Shanghai Tuwen Office Equipment Co., Ltd.	An entity partially owned by the non-controlling shareholder who own 45% of Changyun
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)	An entity owned by the Company’s chairman and CEO
Qingdao Lixing Technology Co., Ltd.	An entity partially owned by the Supervisor of Qingdao
Kunming Jinbi Office Equipment Co., Ltd.	The general manager of this entity is the Supervisor of Kunming
Qinghai Jiayuan Mingyue Trade Co., Ltd.	An entity partially owned by the non-controlling shareholder who owns 45% of Qinghai
Anhui New Yalian Office Equipment Co., Ltd.	An entity partially owned by the Company’s minority shareholder
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	An entity partially owned by the Company’s minority shareholder
Ningbo Lihong Information System Engineering Co., Ltd.	An entity partially owned by the Company’s minority shareholder
Yue Yan (Shanghai) Digital Technology Co., Ltd.	An entity owned by the officer of the Company
Qinghai Chengchuang ideal Trading Co. Ltd.	An entity partially owned by the director of Qinghai
Hangzhou Shilian Office Equipment Co., Ltd	An entity partially owned by the non-controlling shareholder who own 45% of Hangzhou
Hebei Leading Future Technology Co., Ltd.	The Supervisor of this entity is the non-controlling shareholders who own 45% of Shijiazhuang
Hongkong Eshallgo Holding Group Co., Limited	An entity owned by the Company’s CEO and Director
Eshallgo Electrical Equipment (Shanghai) Co., Ltd.	Shareholder of the Company
Shanghai Mingzhe Office Equipment Co., Ltd.	An entity partially owned by the officer of Lixin before April 1, 2023, the entity ceased to be a related party to the Company since April 1, 2023.
Hebei Shilong Digital Technology Co., Ltd.	The officer of this entity is the Company’s minority shareholder before April 1, 2023, the entity ceased to be a related party to the Company since April 1, 2023.
Youshi Innovation Business Group Co., Ltd.	An entity partially owned by the non-controlling shareholder who owns 45% of Beijing, the entity ceased to be a related party to the Company since April 1, 2024.
Zhidan Mao	Chairman
Qiwei Miao	Chief Executive Officer and Director
Chun Lyu	Chief Financial Officer
Yun Li	The non-controlling shareholders who own 45% of Qinghai
Peidong Xia	The non-controlling shareholders who own 45% of Changyun
Zhongyang Pan	Family memember of the non-controlling shareholders who own 45% of Suzhou

Schedule of Accounts Receivable - Related Parties

Accounts receivable - related parties consisted of the following:

	September 30,	March 31,
	2025	2025
Hangzhou Shilian Office Equipment Co., Ltd	$24,762	$—
Shanghai Tuwen Office Equipment Co., Ltd.	22,553	166,236
Anhui New Yalian Office Equipment Co., Ltd.	18,477	64,812
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	7,802	12,823
Hebei Leading Future Technology Co., Ltd.	3,943	1,345
Others	281	276
Accounts receivable - related parties	$77,818	$245,492

Accounts receivable - related parties consisted of the following:

	March 31,	March 31,
	2025	2024
Shanghai Tuwen Office Equipment Co., Ltd.	$166,236	$30,780
Anhui New Yalian Office Equipment Co., Ltd.	64,812	132,399
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	12,823	7,619
Hebei Leading Future Technology Co., Ltd.	1,345	48,604
Others	276	13,218
Accounts receivable - related parties	$245,492	$232,620

Schedule of Advance to Vendors - Related Parties

Advance to vendors - related parties consisted of the following:

	September 30,	March 31,
	2025	2025
Qinghai Chengchuang Ideal Trading Co. Ltd.	$171,802	$—
Qinghai Jiayuan Mingyue Trade Co., Ltd.	140,445	—
Others	170	50
Advance to vendors - related parties	$312,417	$50

Advance to vendors - related parties consisted of the following:

	March 31,	March 31,
	2025	2024
Qinghai Chengchuang Ideal Trading Co. Ltd.	$—	$105,732
Shanghai Tuwen Office Equipment Co., Ltd.	—	38,770
Qingdao Lixing Technology Co., Ltd.	—	31,195
Others	50	14,036
Advance to vendors - related parties	$50	$189,733

Schedule of Due from Related Parties

Due from related parties consisted of the following:

	September 30,	March 31,
	2025	2025
Qiwei Miao	$1,122,515	$1,105,383
Zhidan Mao	698,557	594,363
Hangzhou Shilian Office Equipment Co., Ltd	562,621	530,458
Ningbo Lihong Information System Engineering Co., Ltd.	436,782	158,448
Chun Lyu	311,698	291,495
Yun Li	—	148,402
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)	144,865	142,117
Eshallgo Electrical Equipment (Shanghai) Co., Ltd.	140,445	137,781
Qingdao Lixing Technology Co., Ltd.	—	68,891
Others	1,364	19,679
Due from related parties	$3,418,847	$3,197,017

Due from related parties consisted of the following:

	March 31,	March 31,
	2025	2024
Qiwei Miao	$1,105,383	$59,669
Zhidan Mao	594,363	—
Hangzhou Shilian Office Equipment Co., Ltd	530,458	—
Chun Lyu	291,495	1,523
Ningbo Lihong Information System Engineering Co., Ltd.	158,448	—
Yun Li	148,402	—
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)	142,117	4,358
Eshallgo Electrical Equipment (Shanghai) Co., Ltd.	137,781	—
Qingdao Lixing Technology Co., Ltd.	68,891	—
Qinghai Chengchuang ideal Trading Co. Ltd.	—	237,230
Anhui New Yalian Office Equipment Co., Ltd.	—	63,981
Others	19,679	—
Due from related parties	$3,197,017	$366,761

Schedule of Accounts Payable - Related Parties

Accounts payable - related parties consisted of the following:

	September 30,	March 31,
	2025	2025
Qingdao Lixing Technology Co., Ltd.	$23,135	$90,946
Yue Yan (Shanghai) Digital Technology Co., Ltd.	—	31,679
Hangzhou Shilian Office Equipment Co., Ltd	—	16,020
Others	1,002	1,616
Accounts payable - related parties	$24,137	$140,261

Accounts payable - related parties consisted of the following:

	March 31,	March 31,
	2025	2024
Qingdao Lixing Technology Co., Ltd.	$90,946	$—
Yue Yan (Shanghai) Digital Technology Co., Ltd.	31,679	—
Hangzhou Shilian Office Equipment Co., Ltd	16,020	—
Others	1,616	1,387
Accounts payable - related parties	$140,261	$1,387

Schedule of Due to Related Parties

Due to related parties consisted of the following:

	September 30,	March 31,
	2025	2025
Jialiang Wang	$255,951	$—
Peidong Xia	103,227	114,358
Hongkong Eshallgo Holding Group Co., Limited	9,739	10,285
Others	5,425	7,977
Due to related parties	$374,342	$132,620

Due to related parties consisted of the following:

	March 31,	March 31,
	2025	2024
Peidong Xia	$114,358	$—
Hongkong Eshallgo Holding Group Co., Limited	10,285	—
Others	7,977	7,348
Due to related parties	$132,620	$7,348

Schedule of Due to a Related Party Non-current	Due to a related party – non-current
	September 30,	March 31,
	2025	2025
Zhongyang Pan	$94,098	$126,759
Due to a related party - non-current	$94,098	$126,759
Due to a related party – non-current
	March 31,	March 31,
	2025	2024
Zhongyang Pan	$126,759	$—
Due to a related party - non-current	$126,759	$—

Schedule of Sales to Related Parties

Sales to related parties consisted of the following:

	For the Six Months Ended September 30,
	2025	2024
Hangzhou Shilian Office Equipment Co., Ltd	$49,956	$87,603
Ningbo Lihong Information System Engineering Co., Ltd.	22,356	48,533
Anhui New Yalian Office Equipment Co., Ltd.	19,281	168,751
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	8,407	—
Hebei Leading Future Technology Co., Ltd.	2,401	32,360
Shanghai Tuwen Office Equipment Co., Ltd.	1,868	208,059
Kunming Jinbi Office Equipment Co., Ltd.	—	24,641
Qinghai Jiayuan Mingyue Trade Co., Ltd.	—	89,554
Others	111	10,196
Sales to related parties	$104,380	$669,697

Sales to related parties consisted of the following:

	For the Years Ended
	March 31,
	2025	2024	2023
Anhui New Yalian Office Equipment Co., Ltd.	$347,621	$155,599	$165,224
Shanghai Tuwen Office Equipment Co., Ltd.	232,774	92,214	115,189
Hangzhou Shilian Office Equipment Co., Ltd	142,957	15,330	—
Ningbo Lihong Information System Engineering Co., Ltd.	95,743	88,365	122,526
Hebei Leading Future Technology Co., Ltd.	49,252	46,295	160
Xuancheng Jinshida Modern Office Equipment Co., Ltd.	16,682	8,807	40,018
Qingdao Lixing Technology Co., Ltd.	1,961	31,930	—
Youshi Innovation Business Group Co., Ltd.	—	28,683	—
Kunming Jinbi Office Equipment Co., Ltd.	—	17,147	—
Qinghai Jiayuan Mingyue Trade Co., Ltd.	—	—	75,818
Hebei Shilong Digital Technology Co., Ltd.	—	—	1,295
Others	3,581	486	25,048
Sales to related parties	$890,571	$484,856	$545,278

Schedule of Purchases from Related Parties

Purchases from related parties consisted of the following:

	For the Six Months Ended September 30,
	2025	2024
Shanghai Tuwen Office Equipment Co., Ltd.	$147,308	$27,495
Kunming Jinbi Office Equipment Co., Ltd.	—	401,337
Yue Yan (Shanghai) Digital Technology Co., Ltd.	6,255	—
Others	—	2,488
Purchases from related parties	$153,563	$431,320
Purchases from related parties
	For the Years Ended
	March 31,
	2025	2024	2023
Shanghai Tuwen Office Equipment Co., Ltd.	$122,789	$6,477	$6,043
Ningbo Lihong Information System Engineering Co., Ltd.	6,896	21,466	—
Kunming Jinbi Office Equipment Co., Ltd.	—	468,385	684,327
Youshi Innovation Business Group Co., Ltd.	—	50,325	67,417
Yue Yan (Shanghai) Digital Technology Co., Ltd.	—	35,649	—
Qingdao Lixing Technology Co., Ltd.	—	4,328	18,204
Shanghai Mingzhe Office Equipment Co., Ltd.	—	—	1,570,180
Hebei Shilong Digital Technology Co., Ltd.	—	—	124,587
Others	9,289	3,507	25,802
Purchases from related parties	$138,974	$590,137	$2,496,560

Schedule of Loan Transactions with Related Parties

Loan transactions with related parties consisted of the following:

		For the Six Months Ended
		September 30,
	Nature	2025	2024
Ningbo Lihong Information System Engineering Co., Ltd.	Payments made to a related party	$(272,426)	$(305,522)
Zhidan Mao	Payments made to a related party	(97,295)	(301,110)
Hangzhou Shilian Office Equipment Co., Ltd	Payments made to a related party	(21,683)	(138,874)
Qiwei Miao	Payments made to a related party	(16,698)	(1,021,847)
Qingdao Lixing Technology Co., Ltd.	Collection from (payments made to) a related party	69,496	(167,863)
Yun Li	Collection from a related party	149,707	—
Jialiang Wang	Proceeds from a related party	253,306	—
Qinghai Chengchuang Ideal Trading Co. Ltd.	Payments made to a related party	—	(215,269)
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)	Payments made to a related party	—	(138,874)
Eshallgo Electrical Equipment (Shanghai) Co., Ltd.	Payments made to a related party	—	(138,874)
Anhui New Yalian Office Equipment Co., Ltd.	Collection from a related party	—	64,170
Others	Payment/repayment made to related parties	(52,788)	(65,425)
Total		$11,619	$(2,429,488)

Loan transactions with related parties consisted of the following:

		For the Years Ended
		March 31,
	Nature	2025	2024	2023
Qiwei Miao	Payments made to a related party	$(1,045,660)	$(53,507)	$—
Zhidan Mao	Payments made to a related party	(596,096)	—	—
Hangzhou Shilian Office Equipment Co., Ltd	Payments made to a related party	(533,479)	—	—
Chun Lyu	Payments made to a related party	(289,677)	—	—
Ningbo Lihong Information System Engineering Co., Ltd.	Collections received from (payments made to) a related party	(159,351)	—	65,668
Yun Li	Collections received from (payments made to) a related party	(149,247)	—	—
Shanghai Yaodun Science and Technology Development Center (Limited Partnership)	Payments made to a related party	(142,927)	(135,402)	(106,014)
Eshallgo Electrical Equipment (Shanghai) Co., Ltd.	Payments made to a related party	(138,566)	—	—
Qingdao Lixing Technology Co., Ltd.	Payments made to a related party	(69,283)	—	—
Qinghai Chengchuang Ideal Trading Co. Ltd.	Collections received from (payments made to) a related party	237,405	(239,521)	—
Anhui New Yalian Office Equipment Co., Ltd.	Collections received from (payments made to) a related party	64,028	40,886	(110,109)
Zhongyang Pan	Proceeds from a related party	127,481	—	—
Peidong Xia	Proceeds from a related party	115,010	—	—
Shanghai Mingzhe Office Equipment Co., Ltd.	Collections received from (payments made to) a related party	—	209,702	(218,895)
Others	Proceeds/collection from (payment/repayment made to) related parties	(4,484)	(27,598)	35,510
Total		$(2,584,846)	$(205,440)	$(333,840)